LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 12 – LEASES
The Company leases various facilities and vehicles under noncancelable operating lease agreements. The remaining lease terms for our leases range from 1 month to 14 years. These leases often include options to extend the term of the lease which may be for periods of up to 5 years. When it is reasonably certain that the option will be exercised, the impact of the renewal term is included in the lease term for purposes of determining total future lease payments and measuring the ROU asset and lease liability. We apply the short-term lease policy election, which allows us to exclude from recognition leases with an original term of 12 months or less. We have not entered into any finance leases as of June 30, 2023.
For the three and six months ended June 30, 2023, the components of the Company’s lease expense were as follows (in thousands):

	Six months ended June 30, 2023	Six months ended June 30, 2022
Operating Lease Cost	$3,050	$2,871
Short-term Lease Cost	63	72
Variable Lease Cost	165	155
Sublease Income	(76)	(91)

Total Lease Cost	$3,202	$3,007

	Three months ended June 30, 2023	Three months ended June 30, 2022
Operating Lease Cost	$1,532	$1,428
Short-term Lease Cost	33	36
Variable Lease Cost	81	78
Sublease Income	(30)	(46)

Total Lease Cost	$1,616	$1,496

Supplemental balance sheet information related to leases was as follows (in thousands):

Six months ended June 30, 2023
Weighted-average remaining lease term (in years)	6.80
Weighted average discount rate	5.73%

Six months ended June 30, 2023
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,635
Cash paid for amounts included in the measurement of lease liabilities	2,733
Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the condensed consolidated balance sheet as of June 30, 2023 were as follows (in thousands):

2023	$2,544
2024	4,579
2025	3,980
2026	3,511
2027	2,486
Thereafter	7,546

Total lease payments	$24,646
Less: imputed interest	(4,188)

Present value of lease liabilities	$20,458

The Company leases downhole drilling tools to companies in the oil and natural gas industry. Such leases are accounted for in accordance with ASC 842. For the three and six months ended June 30, 2023, tool rental revenue was approximately $29.0 million and $61.3 million, respectively. Our lease contract periods are short-term in nature and are typically daily, monthly, per well, or footage based. Due to the short term nature of the contracts, no
maturity table is presented.

NOTE 11 — LEASES
The Company adopted ASC Topic 842 on January 1, 2022 using the modified retrospective approach. Comparative information has not been restated and continues to be reported under ASC Topic 840,
Leases
, which was the accounting standard in effect for those periods.

The Company leases various facilities and vehicles under non-cancelable operating lease agreements. As of December 31, 2022, all of the Company’s leases were operating leases.
For the year ended December 31, 2022, the components of the Company’s lease expense were as follows (in thousands):

Year ended December 31, 2022
Operating Lease Cost	$5,722
Short-term Lease Cost	143
Variable Lease Cost	319
Sublease Income	(183)

Total Lease Cost	$6,001

Supplemental balance sheet information related to leases was as follows (in thousands):

Year ended December 31, 2022
Weighted-average remaining lease term (in years)	7.53
Weighted average discount rate	5.34%

Year ended December 31, 2022
Right-of-use assets obtained in exchange for new operating lease liabilities	$25,087
Cash paid for amounts included in the measurement of lease liabilities	5,003
Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the balance sheet as of December 31, 2022 were as follows (in thousands):

Years Ending December 31
2023	$4,265
2024	3,879
2025	3,485
2026	3,167
2027	2,178
Thereafter	7,254

Total lease payments	$24,228
Less: imputed interest	(4,226)

Present value of lease liabilities	$20,002

The Company entered into a lease agreement for general office space, the Southcreek Lease, in Houston, Texas on November 1, 2021. The lease requires a Standby Letter of Credit (LOC) of approximately $0.3 million that expires April 2023.
For the years ended December 31, 2022 and 2021, tool rental revenue was approximately $99.0 million and $59.3 million, respectively. Due to the short term nature of the contracts, no maturity table is presented. There are no minimum fixed lease payments that are to be earned over the years as the weighted average remaining lease term is 7.53 years.